Share Capital and Premium - Schedule of Share Capital and Share Premium (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Changes in equity [abstract]
Beginning balance	$ 101,043
Shares issued for employee share purchase plan ("ESPP")	20
Exercise of stock options	95
Ending balance	$ 110,479
Less: Treasury shares (i)	(2,541,850)	(2,405,591)
Outstanding ordinary shares (in shares)	55,254,032
Issued Capital And Share Premium
Changes in equity [abstract]
Beginning balance	$ 628,717
Exercise of stock options	144
Ending balance	628,881
Share capital
Changes in equity [abstract]
Beginning balance	10
Ending balance	10
Share premium
Changes in equity [abstract]
Beginning balance	628,707
Exercise of stock options	144
Ending balance	$ 628,871
Ordinary Shares
Changes in equity [abstract]
Beginning balance (in shares)	57,508,545
Shares issued for employee share purchase plan ("ESPP") (in shares)	27,337
Shares issued for stock incentive plan reserve (in shares)	260,000
Ending balance (in shares)	57,795,882